Report Of The Directors Financial Review Capital Report	12 Months Ended
Dec. 31, 2017
Report Of The Directors Financial Review Capital Report [Abstract]
Disclosure of audited information included in report of directors financial review capital report

Capital management
(Audited)
Our objective in the management of Group capital is to maintain appropriate levels to support our business strategy, and meet our regulatory and stress testing related requirements.
Approach and policy
Our approach to capital management is driven by our strategic and organisational requirements, taking into account the regulatory, economic and commercial environment. We aim to maintain a strong capital base to support the risks inherent in our business and invest in accordance with our strategy, meeting both consolidated and local regulatory capital requirements at all times. Our policy on capital management is underpinned by a capital management framework and our internal capital adequacy assessment process (‘ICAAP’), which enables us to manage our capital in a consistent manner. The framework incorporates a number of different capital measures calculated on an economic capital and regulatory capital basis. The ICAAP is an assessment of the bank’s capital position, outlining both regulatory and internal capital resources and requirements with HSBC’s business model, strategy, performance and planning, risks to capital, and the implications of stress testing to capital.
Our assessment of capital adequacy is aligned to our assessment of risks. These include credit, market, operational, pensions, insurance, structural foreign exchange risk, residual risks and interest rate risk in the banking book.
Planning and performance
Capital and RWA plans form part of the Annual Operating Plan that is approved by the Board. Revised RWA forecasts are submitted to the GMB on a monthly basis, and reported RWAs are monitored against the plan.
The responsibility for global capital allocation principles rests with the Group Finance Director. Through our internal governance processes, we seek to maintain discipline over our investment and capital allocation decisions, and seek to ensure that returns on investment meet the Group’s management objectives. Our strategy is to allocate capital to businesses and entities to support growth objectives where above hurdle returns have been identified and in order to meet their regulatory and economic capital needs.
We manage business returns by using a return on risk-weighted assets (‘RoRWA’) measure and a return on tangible equity (‘RoTE’) measure.
Risks to capital
Outside the stress testing framework, other risks may be identified that have the potential to affect our RWAs and/or capital position. The downside or upside scenarios are assessed against our capital management objectives and mitigating actions are assigned as necessary.
There are a number of regulatory changes on the horizon. The impacts of these are included in the Annual Operating Plan where the rules are sufficiently certain to estimate a reliable impact.  Foremost among these changes are the final reforms to the Basel III package, which were published in December 2017. Due to the number of national discretions, the recalibration of the market risk framework and the need to transpose the requirements into national law, it remains too early to assess reliably the impact.
Stress testing
In addition to annual internal stress tests, the Group is subject to supervisory stress testing in many jurisdictions. Supervisory stress testing requirements are increasing in frequency and in the granularity with which the results are required. These exercises include the programmes of the Prudential Regulatory Authority (‘PRA’), the Federal Reserve Board (‘FRB’), the European Banking Authority (‘EBA’), the European Central Bank (‘ECB’) and the Hong Kong Monetary Authority (‘HKMA’), as well as stress tests undertaken in other jurisdictions. We take into account the results of regulatory stress testing and our internal stress tests when assessing our internal capital requirements. The outcome of stress testing exercises carried out by the PRA also feeds into a PRA buffer under Pillar 2 requirements, where required.
Capital generation
HSBC Holdings is the provider of equity capital to its subsidiaries and also provides them with non-equity capital where necessary. These investments are substantially funded by HSBC Holdings’ own capital issuance and profit retention. As part of its capital management process, HSBC Holdings seeks to maintain a prudent balance between the composition of its capital and its investment in subsidiaries.

Capital

Transitional own funds disclosure
(Audited)
			At
			31 Dec	31 Dec
			2017	2016
Ref*		Footnotes	$m	$m
	Common equity tier 1 (‘CET1’) capital: instruments and reserves
1	Capital instruments and the related share premium accounts		18,932	21,310
	– ordinary shares		18,932	21,310
2	Retained earnings	1	124,679	129,552
3	Accumulated other comprehensive income (and other reserves)		9,433	560
5	Minority interests (amount allowed in consolidated CET1)		4,905	3,878
5a	Independently reviewed interim net profits net of any foreseeable charge or dividend	1	608	(6,009)
6	Common equity tier 1 capital before regulatory adjustments		158,557	149,291
	Common equity tier 1 capital: regulatory adjustments
7	Additional value adjustments		(1,146)	(1,358)
8	Intangible assets (net of related deferred tax liability)		(16,872)	(15,037)
10	Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liability)		(1,181)	(1,696)
11	Fair value reserves related to gains or losses on cash flow hedges		208	(52)
12	Negative amounts resulting from the calculation of expected loss amounts		(2,820)	(4,025)
14	Gains or losses on liabilities at fair value resulting from changes in own credit standing		3,731	1,052
15	Defined-benefit pension fund assets		(6,740)	(3,680)
16	Direct and indirect holdings of own CET1 instruments		(40)	(1,573)
19	Direct, indirect and synthetic holdings by the institution of the CET1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above 10% threshold and net of eligible short positions)		(7,553)	(6,370)
28	Total regulatory adjustments to common equity tier 1		(32,413)	(32,739)
29	Common equity tier 1 capital		126,144	116,552
	Additional tier 1 (‘AT1’) capital: instruments
30	Capital instruments and the related share premium accounts		16,399	11,259
31	– classified as equity under IFRSs		16,399	11,259
33	Amount of qualifying items and the related share premium accounts subject to phase out from AT1		6,622	7,946
34	Qualifying tier 1 capital included in consolidated AT1 capital (including minority interests not included in CET1) issued by subsidiaries and held by third parties		1,901	2,419
35	– of which: instruments issued by subsidiaries subject to phase out		1,374	1,522
36	Additional tier 1 capital before regulatory adjustments		24,922	21,624
	Additional tier 1 capital: regulatory adjustments
37	Direct and indirect holdings of own AT1 instruments		(60)	(60)
41b	Residual amounts deducted from AT1 capital with regard to deduction from tier 2 (‘T2’) capital during the transitional period		(52)	(94)
	– direct and indirect holdings by the institution of the T2 instruments and subordinated loans of financial sector entities where the institution has a significant investment in those entities		(52)	(94)
43	Total regulatory adjustments to additional tier 1 capital		(112)	(154)
44	Additional tier 1 capital		24,810	21,470
45	Tier 1 capital (T1 = CET1 + AT1)		150,954	138,022
	Tier 2 capital: instruments and provisions
46	Capital instruments and the related share premium accounts		16,880	16,732
47	Amount of qualifying items and the related share premium accounts subject to phase out from T2		4,746	5,695
48	Qualifying own funds instruments included in consolidated T2 capital (including minority interests and AT1 instruments not included in CET1 or AT1) issued by subsidiaries and held by third parties		10,306	12,323
49	– of which: instruments issued by subsidiaries subject to phase out		10,236	12,283
51	Tier 2 capital before regulatory adjustments		31,932	34,750
	Tier 2 capital: regulatory adjustments
52	Direct and indirect holdings of own T2 instruments		(40)	(40)
55	Direct and indirect holdings by the institution of the T2 instruments and subordinated loans of financial sector entities where the institution has a significant investment in those entities (net of eligible short positions)		(463)	(374)
57	Total regulatory adjustments to tier 2 capital		(503)	(414)
58	Tier 2 capital		31,429	34,336
59	Total capital (TC = T1 + T2)		182,383	172,358

*	The references identify the lines prescribed in the EBA template, which are applicable and where there is a value.

1	In the comparative period, dividend paid has been reallocated from row 2 to row 5a.
CET1 capital increased during the year by $9.5bn, due to:

•	$3.7bn of capital generation through profits, net of dividends and scrip;

•	$6.3bn of favourable foreign currency translation differences;

•	regulatory netting of $1.5bn;

•	a decrease of $1.3bn in the deduction for excess expected loss; and

•	an increase of $1.0bn in the value of minority interests allowed in CET1.
These increases were partly offset by:

•	the $3.0bn share buy-back; and

•	a $1.2bn decrease as a result of the change in US tax legislation; this change also reduces RWAs by $3.1bn.